Long-Term Investments	12 Months Ended
Dec. 31, 2022
Long-term Investments [Abstract]
Long-Term Investments
5.	LONG-TERM INVESTMENTS

	As of December 31,
	2021	2022
	RMB	RMB
Equity method investments
Jingwei Chuangteng (Hangzhou) L.P. (i)	73,235	73,632
Hangzhou Aqua Ventures Investment Management L.P. (ii)	52,080	48,328
Chengdu Tianfu Qianshi Equity Investment Partnership L.P. (iii)	39,155	36,961
Others (vi)	37,928	45,309
Equity securities without readily determinable fair values
58 Daojia Ltd. (iv)	300,000	300,000
Hangzhou Faceunity Technology Limited (iv)	70,000	70,000
Hunan Qindao Cultural Spread Ltd. (iv)	30,000	30,000
Haining Yijiayi Culture Co., Ltd. (iv)	25,000	25,000
Shenzhen INMO Technology Co., Ltd. (iv)	—	55,343
Others (vi)	77,125	65,875
Fair value option investment
AEZ Capital Feeder Fund (v)	115,483	143,540

	820,006	893,988

The Group performed impairment analysis for equity method investments and equity securities without readily determinable fair values periodically. Impairment losses of RMB10,500, RMB18,000 and RMB11,250 were recorded for long-term investments under “other gain or loss, net” in the consolidated statements of operations for the years ended December 31, 2020, 2021 and 2022, respectively.

(i)
On January 9, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Jingwei Chuangteng (Hangzhou) L.P. (“Jingwei”). According to the partnership agreement, the Group committed to subscribe 4.9% partnership interest in Jingwei for RMB30,000. Due to Jingwei’s further rounds of financing, the Group’s partnership interest was diluted to 2.4% as of December 31, 2021 and 2022. The Group recognized its share of partnership profit or (loss) in Jingwei of RMB4,964, RMB(5,147) and RMB397 during the years ended December 31, 2020, 2021 and 2022, respectively.

(ii)
On August 18, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Hangzhou Aqua Ventures Investment Management L.P. (“Aqua”). According to the partnership agreement, the Group committed to subscribe 42.7% partnership interest for RMB50,000. The Group recognized its share of partnership loss in Aqua of RMB42,458, RMB11,013 and RMB3,752 for the years ended December 31, 2020, 2021 and 2022, respectively. The Group received distribution from Aqua of RMB1,153 during the year ended December 31, 2020.

(iii)
On September 12, 2018, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Chengdu Tianfu Qianshi Equity Investment Partnership L.P. (“Tianfu”). According to the partnership agreement, the Group committed to subscribe 5.1% partnership interest for RMB30,000, which had been fully paid as of December 31, 2020. The Group recognized its share of partnership profit in Tianfu of RMB237, RMB2,453 and RMB286 during the years ended December 31, 2020, 2021 and 2022, respectively.

(iv)
The Group invested in certain preferred shares of private companies. On April 9, 2021, the Group entered into a preferred share subscription agreement with 58 Daojia Ltd. for a consideration of RMB300 million
.
The transaction was completed in April 2021.
On March 31, 2022, the Group entered into a share purchase agreement with Shenzhen INMO Technology Co., Ltd for a consideration of RMB55,343. The transaction was completed in April 2022.

As the investments were neither debt security nor
in-substance
common stock, they were accounted as equity securities without readily determinable fair values and measured at fair value using the measurement alternative. There has been no orderly transactions for the identical or a similar investment of the same issuer noted during the year
s
ended December 31, 2021, and 2022.

(v)
In October 2021, the Group completed an investment in an open mutual fund named “AEZ Capital Feeder Fund” (“AEZ”), which is redeemable on a quarterly basis. The Group, as a limited partner, subscribed Class A participating shares with capital contribution of RMB114,707. The Group has significant influence on AEZ and

elected the fair value option to account for this investment using the NAV practical expedient whereby the change in fair value of RMB779 and RMB19,010 was recognized during the year ended December 31, 2021 and 2022.

(vi)	Others represent equity method investments or equity securities without readily determinable fair values that are individually insignificant.